Label	Element	Value
Kennedy Capital ESG SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — Kennedy Capital ESG SMID Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Kennedy Capital ESG SMID Cap Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small and mid capitalization companies. In particular, the Fund primarily invests in a diversified portfolio of common stock of domestic companies. The Fund may also invest in real estate investment trusts (“REITs”). The Fund’s advisor, Kennedy Capital Management LLC (the “Advisor”), defines small- and mid- capitalization companies as those with market capitalizations within the range of companies included in the Russell 2500TM Index (the “Index”) at the time of purchase. The capitalization range of companies in the Index may change with market conditions or due to changes in the composition of the Index. As of March 31, 2025, the market capitalization range of companies comprising the Index was between $1.0 million and $37.1 billion. Investments in companies that move above or below the capitalization range of the companies comprising Index may continue to be held by the Fund in the Advisor’s sole discretion, and the Fund’s investments are not limited to the stocks of the issuers included in the Index.

The Advisor’s investment decisions for the Fund are made primarily on the basis of bottom-up, fundamental research, integrated with an analysis of a company’s environmental, social and governance (“ESG”) characteristics. ESG factors are considered on both an inclusionary and exclusionary basis. The Advisor’s investment process involves examining four key components: (i) the company’s corporate performance (including traditional fundamentals and ESG variables); (ii) the systematic effects on the company’s business; (iii) the company’s competitive position; and (iv) the company’s intrinsic value. The Advisor’s environmental assessment process includes identifying companies that provide products or services that are tied to an environmental competitive advantage as compared to their peers. For example, the Fund may invest in companies offering products or services with superior energy efficiency, solutions to emissions regulations, or services related to recycling and product reuse. Social assessment includes identifying companies that promote societal benefits or address societal challenges. For example, the Fund may invest in companies that focus on lowering the cost of healthcare, combatting the opioid epidemic, or offering ethically sourced products. Governance assessment includes a focus on shareholder rights, senior management compensation, board structure and audit/accounting risk.

The Advisor may complement its internal ESG assessment of a company with relevant primary data from third parties regarding ESG considerations such as carbon emissions (reported or estimated) and carbon reserves, business involvement data for key social issues, and corporate governance. The Advisor does not rely on third party ESG rankings or a scoring mechanism in the Fund’s portfolio construction process; however, specific governance scores are a component of company assessments and stock selection. The Advisor engages in active dialogues with company management teams to further inform its investment decision-making and to foster discussion with management regarding ESG issues and opportunities.

The Fund is fossil fuel free, which means it excludes companies that hold fossil fuel reserves on their balance sheets. The Fund prioritizes reduced greenhouse gas emissions (reported and estimated) in the portfolio construction process. In addition, the Fund’s ESG criteria is designed to exclude companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including tobacco, civil firearms (defined as those firearms typically available for consumer use in the United States) and controversial weapons (defined as cluster munitions and land mines). The Fund’s ESG criteria does not exclude traditional defense contractors with no exposure to controversial weapons or civil firearms.

The Fund invests in growth-oriented companies as well as those companies that the Advisor considers to be undervalued. The Advisor utilizes a company’s return on invested capital as a central component of its analysis to determine the intrinsic value of companies included in the Fund’s portfolio.

The Advisor may sell all or a portion of a position of the Fund’s portfolio holding when, in its opinion, one or more of the following occurs, among other reasons: (i) the issuer’s fundamentals deteriorate; (ii) there is a significant change in the company’s performance relative to ESG criteria or the Advisor’s assessment thereof; (iii) the Advisor’s valuation analysis determines a security has realized it full valuation; (iv) the Advisor identifies more attractive investment opportunities for the Fund; or (v) the Fund requires cash to meet redemption requests.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small and mid capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2500 Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kennedycapital.com, or by calling the Fund at 1-877-882-8825. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2500 Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-882-8825
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kennedycapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of March 31, 2025 was (5.95)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	27.93%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(27.72)%	Quarter Ended 03/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Kennedy Capital ESG SMID Cap Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk is inherent in all investing and you could lose money by investing in the Fund.
Kennedy Capital ESG SMID Cap Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Kennedy Capital ESG SMID Cap Fund | Equity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Kennedy Capital ESG SMID Cap Fund | Small-cap and mid-cap company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Kennedy Capital ESG SMID Cap Fund | Growth-oriented investment strategies risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Kennedy Capital ESG SMID Cap Fund | Value-oriented investment strategies risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Value-oriented investment strategies risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Kennedy Capital ESG SMID Cap Fund | Management and strategy risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Kennedy Capital ESG SMID Cap Fund | ESG criteria risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

ESG criteria risk. While the Advisor believes that the integration of ESG analysis as part of the investment process contributes to its risk management approach, the Fund’s consideration of ESG criteria in making its investment decisions may affect the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance. In addition, because the Fund’s ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not use these criteria. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. Furthermore, ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG characteristics.

Kennedy Capital ESG SMID Cap Fund | Sector focus risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Sector focus risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of December 31, 2024, 27.3% of the Fund’s assets were invested in the industrial sector. Performance of companies in the industrials sector may be affected by, among other things, supply and demand for their specific product or service and for industrials sector products in general. Moreover, government regulation, world events, exchange rates and economic conditions, technological developments, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Kennedy Capital ESG SMID Cap Fund | REIT risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

REIT risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Kennedy Capital ESG SMID Cap Fund | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Kennedy Capital ESG SMID Cap Fund | Recent market events [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Recent market events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, military conflicts and wars, such as Russia’s invasion of Ukraine and the war among Israel, Hamas and other militant groups in the Middle East, have increased tensions in Europe and the Middle East and have caused and could continue to cause market disruptions in the regions and globally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Kennedy Capital ESG SMID Cap Fund | Cybersecurity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholders’ ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Kennedy Capital ESG SMID Cap Fund | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.99%
5 Years	rr_AverageAnnualReturnYear05	8.77%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
Kennedy Capital ESG SMID Cap Fund | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
Since Inception	rr_AverageAnnualReturnSinceInception	14.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
Kennedy Capital ESG SMID Cap Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Wire fee	rr_RedemptionFee	$ 20
Overnight check delivery fee	rr_ExchangeFee	25
Retirement account fees (annual maintenance fee)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.07%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,672
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
Kennedy Capital ESG SMID Cap Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Wire fee	rr_RedemptionFee	$ 20
Overnight check delivery fee	rr_ExchangeFee	25
Retirement account fees (annual maintenance fee)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,389
Annual Return 2020	rr_AnnualReturn2020	20.98%
Annual Return 2021	rr_AnnualReturn2021	25.47%
Annual Return 2022	rr_AnnualReturn2022	(17.82%)
Annual Return 2023	rr_AnnualReturn2023	16.56%
Annual Return 2024	rr_AnnualReturn2024	9.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.72%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
Kennedy Capital ESG SMID Cap Fund | Institutional Class Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.30%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.28%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019	[2]
Kennedy Capital ESG SMID Cap Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.57%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.63%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019	[2]

[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.07% and 0.82% of the average daily net assets of the Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect through April 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.